Transactions with related parties (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 25, 2021	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Seller’s credit agreement		$ 6,000	$ 0
Vessel operating expenses		2,602	2,441
General and administrative expenses		3,360	3,607
CSM and CGP Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses		940	940
Capital Executive and or CSM Managers [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		$ 2,602	$ 2,441
M/V Seattle Express,M/V Long Beach Express and M/V Fos Express [Member]
Related Party Transaction [Line Items]
Seller’s credit agreement	$ 6,000